UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM I3F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:  __________

This Amendment  (Check only one.):   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Joseph Stilwell
Address:    111 Broadway, 12th Floor
            New York, NY 10006

Form 13F File Number: 028-12231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Joseph Stilwell
Title:           _________________
Phone:           212-269-1551

Signature, Place, and Date of Signing:

/s/ Joseph Stilwell       New York, NY          January 29, 2013
-------------------       ------------          ----------------
   [Signature]            [City, State]              [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    105

Form 13F Information Table Value Total:    $158,874
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number                       Name

1            028-12466                                  Stilwell Value LLC (1)


(1) Joseph Stilwell is the managing member of Stilwell Value LLC. Stilwell Value LLC is the general partner of Stilwell Associates, LP, Stilwell Value Partners I, LP, Stilwell Value Partners II, LP, Stilwell Value Partners III, LP, Stilwell Value Partners IV, LP, Stilwell Value Partners V, LP, Stilwell Value Partners VI, LP, and Stilwell Value Partners VII, LP (together the " Value Funds"). Joseph Stilwell is also the general partner of Stilwell Partners LP ("SPLP") and the managing member of Stilwell Advisers LLC, which is in the business of serving as the investment subadviser to Stilwell Associates Insurance Fund of the S.A.L.I. Multi-Series Fund, L.P. ("S.A.L.I." and, together with the Value Funds and SPLP, the "Funds"). The securities reported in this Form 13F are held by one or more of the Funds. None of the Value Funds, SPLP or S.A.L.I. individually maintains investment discretion over $100 million, but Stilwell Value LLC, by virtue of its general partnership interest in each of the Value Funds, has such discretion.

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NAME OF ISSUER                                                                                               VOTING AUTHORITY
                                 TITLE OF    CUSIP     VALUE       SHRS OR    SH/  PUT/   INV       OTHER  ---------------------
                                  CLASS               (x$1000)     PRN AMT    PRN  CALL   DISC       MGR    SOLE   SHARED   NONE
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCE BANCORP INC PA NEW       Common    01890A108      559       44,000    SH         DEFINED             44,000
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCE BANCORP INC PA NEW       Common    01890A108    5,880      463,027    SH         DEFINED        1   463,027
--------------------------------------------------------------------------------------------------------------------------------
AMERISERV FINL INC                Common    03074A102    1,637      543,923    SH         DEFINED        1   543,923
--------------------------------------------------------------------------------------------------------------------------------
ANCHOR BANCORP WA                 Common    032838104      142       10,000    SH         DEFINED             10,000
--------------------------------------------------------------------------------------------------------------------------------
ANCHOR BANCORP WA                 Common    032838104    1,349       95,000    SH         DEFINED             95,000
--------------------------------------------------------------------------------------------------------------------------------
ANCHOR BANCORP WA                 Common    032838104    1,970      138,725    SH         DEFINED        1   138,725
--------------------------------------------------------------------------------------------------------------------------------
ASB BANCORP INC NC                Common    00213T109      153       10,000    SH         DEFINED             10,000
--------------------------------------------------------------------------------------------------------------------------------
ASB BANCORP INC NC                Common    00213T109    1,532      100,000    SH         DEFINED            100,000
--------------------------------------------------------------------------------------------------------------------------------
ASB BANCORP INC NC                Common    00213T109    5,937      387,500    SH         DEFINED        1   387,500
--------------------------------------------------------------------------------------------------------------------------------
BANK MUTUAL CORP NEW              Common    063750103       86       20,000    SH         DEFINED             20,000
--------------------------------------------------------------------------------------------------------------------------------
BSB BANCORP INC MD                Common    05573H108      367       30,000    SH         DEFINED             30,000
--------------------------------------------------------------------------------------------------------------------------------
CFS BANCORP INC                   Common    12525D102      648      103,362    SH         DEFINED        1   103,362
--------------------------------------------------------------------------------------------------------------------------------
CHEVIOT FINL CORP NEW             Common    16677X105      744       80,000    SH         DEFINED             80,000
--------------------------------------------------------------------------------------------------------------------------------
CHEVIOT FINL CORP NEW             Common    16677X105      720       77,385    SH         DEFINED        1    77,385
--------------------------------------------------------------------------------------------------------------------------------
CLIFTON SVGS BANCORP INC          Common    18712Q103      118       10,480    SH         DEFINED             10,480
--------------------------------------------------------------------------------------------------------------------------------
COLONIAL FINL SVCS INC            Common    19566B101      786       60,000    SH         DEFINED             60,000
--------------------------------------------------------------------------------------------------------------------------------
COLONIAL FINL SVCS INC            Common    19566B101    3,835      292,742    SH         DEFINED        1   292,742
--------------------------------------------------------------------------------------------------------------------------------
EAGLE BANCORP MONT INC            Common    26942G100      133       12,897    SH         DEFINED             12,897
--------------------------------------------------------------------------------------------------------------------------------
EAGLE BANCORP MONT INC            Common    26942G100      337       32,572    SH         DEFINED        1    32,572
--------------------------------------------------------------------------------------------------------------------------------
ESSA BANCORP INC                  Common    29667D104      381       35,000    SH         DEFINED             35,000
--------------------------------------------------------------------------------------------------------------------------------
FEDFIRST FINL CORP NEW            Common    31429C101    1,579       97,199    SH         DEFINED             97,199
--------------------------------------------------------------------------------------------------------------------------------
FEDFIRST FINL CORP NEW            Common    31429C101    2,489      153,190    SH         DEFINED        1   153,190
--------------------------------------------------------------------------------------------------------------------------------
FIRST ADVANTAGE BANCORP           Common    31848L104      528       41,110    SH         DEFINED        1    41,110
--------------------------------------------------------------------------------------------------------------------------------
FIRST CLOVER LEAF FINL CORP       Common    31969M105       89       14,236    SH         DEFINED             14,236
--------------------------------------------------------------------------------------------------------------------------------
FIRST CLOVER LEAF FINL CORP       Common    31969M105    1,673      268,547    SH         DEFINED        1   268,547
--------------------------------------------------------------------------------------------------------------------------------
FIRST FINL NORTHWEST INC          Common    32022K102      189       25,000    SH         DEFINED             25,000
--------------------------------------------------------------------------------------------------------------------------------
FIRST FINL NORTHWEST INC          Common    32022K102      197       26,100    SH         DEFINED             26,100
--------------------------------------------------------------------------------------------------------------------------------
FIRST FINL NORTHWEST INC          Common    32022K102   13,084    1,732,998    SH         DEFINED        1 1,732,998
--------------------------------------------------------------------------------------------------------------------------------
FIRST PACTRUST BANCORP INC        Common    33589V101      123       10,000    SH         DEFINED             10,000
--------------------------------------------------------------------------------------------------------------------------------
FIRST SVGS FINL GROUP INC         Common    33621E109      390       20,000    SH         DEFINED             20,000
--------------------------------------------------------------------------------------------------------------------------------
FOX CHASE BANCORP INC NEW         Common    35137T108    1,266       76,038    SH         DEFINED             76,038
--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN FINL CORP VA             Common    35353C102    1,326       80,000    SH         DEFINED             80,000
--------------------------------------------------------------------------------------------------------------------------------
FS BANCORP INC                    Common    30263Y104    1,556      120,000    SH         DEFINED            120,000
--------------------------------------------------------------------------------------------------------------------------------
GEORGETOWN BANCORP INC MD         Common    372591107      821       75,000    SH         DEFINED             75,000
--------------------------------------------------------------------------------------------------------------------------------
GEORGETOWN BANCORP INC MD         Common    372591107      712       65,000    SH         DEFINED        1    65,000
--------------------------------------------------------------------------------------------------------------------------------
HAMILTON BANCORP INC MD           Common    407015106    1,132      100,000    SH         DEFINED            100,000
--------------------------------------------------------------------------------------------------------------------------------
HAMILTON BANCORP INC MD           Common    407015106    2,816      248,800    SH         DEFINED        1   248,800
--------------------------------------------------------------------------------------------------------------------------------
HAMPDEN BANCORP INC               Common    40867E107      300       20,000    SH         DEFINED             20,000
--------------------------------------------------------------------------------------------------------------------------------
HERITAGE FINL GROUP INC           Common    42726X102      414       30,000    SH         DEFINED             30,000
--------------------------------------------------------------------------------------------------------------------------------
HOME FED BANCORP INC LA NEW       Common    43708L108    1,224       70,000    SH         DEFINED             70,000
--------------------------------------------------------------------------------------------------------------------------------
HOME FED BANCORP INC LA NEW       Common    43708L108    3,152      180,200    SH         DEFINED        1   180,200
--------------------------------------------------------------------------------------------------------------------------------
HOMETRUST BANCSHARES INC          Common    437872104    1,621      120,000    SH         DEFINED            120,000
--------------------------------------------------------------------------------------------------------------------------------
HOPFED BANCORP INC                Common    439734104       86       10,000    SH         DEFINED             10,000
--------------------------------------------------------------------------------------------------------------------------------
HOPFED BANCORP INC                Common    439734104    2,583      299,604    SH         DEFINED        1   299,604
--------------------------------------------------------------------------------------------------------------------------------
IF BANCORP INC                    Common    44951J105      138       10,000    SH         DEFINED             10,000
--------------------------------------------------------------------------------------------------------------------------------
IF BANCORP INC                    Common    44951J105      315       22,833    SH         DEFINED             22,833
--------------------------------------------------------------------------------------------------------------------------------
IF BANCORP INC                    Common    44951J105    5,588      404,909    SH         DEFINED        1   404,909
--------------------------------------------------------------------------------------------------------------------------------
JACKSONVILLE BANCORP INC MD       Common    46924R106      868       50,000    SH         DEFINED             50,000
--------------------------------------------------------------------------------------------------------------------------------
JACKSONVILLE BANCORP INC MD       Common    46924R106    1,800      103,747    SH         DEFINED        1   103,747
--------------------------------------------------------------------------------------------------------------------------------
JEFFERSON BANCSHARES INC TEN      Common    472375104      563      208,580    SH         DEFINED        1   208,580
--------------------------------------------------------------------------------------------------------------------------------
KINGSWAY FINL SVCS INC            Common    496904202      286       75,000    SH         DEFINED             75,000
--------------------------------------------------------------------------------------------------------------------------------
KINGSWAY FINL SVCS INC            Common    496904202    8,771    2,302,044    SH         DEFINED        1 2,302,044
--------------------------------------------------------------------------------------------------------------------------------
LAPORTE BANCORP INC MD            Common    516651106       43        4,875    SH         DEFINED              4,875
--------------------------------------------------------------------------------------------------------------------------------
LSB FINL CORP                     Common    501925101       79        4,000    SH         DEFINED        1     4,000
--------------------------------------------------------------------------------------------------------------------------------
MALVERN BANCORP INC               Common    561409103      240       21,496    SH         DEFINED             21,496
--------------------------------------------------------------------------------------------------------------------------------
MALVERN BANCORP INC               Common    561409103    6,957      623,920    SH         DEFINED        1   623,920
--------------------------------------------------------------------------------------------------------------------------------
META FINL GROUP INC               Common    59100U108        7          299    SH         DEFINED        1       299
--------------------------------------------------------------------------------------------------------------------------------
METLIFE INC                       Common    59156R108        2           60    SH         DEFINED                 60
--------------------------------------------------------------------------------------------------------------------------------
MSB FINANCIAL CORPORATION         Common    55352P102      301       44,917    SH         DEFINED             44,917
--------------------------------------------------------------------------------------------------------------------------------
NAUGATUCK VY FINL CORP MD         Common    63906P107       67       10,000    SH         DEFINED             10,000
--------------------------------------------------------------------------------------------------------------------------------
NAUGATUCK VY FINL CORP MD         Common    63906P107    1,223      183,940    SH         DEFINED            183,940
--------------------------------------------------------------------------------------------------------------------------------
NAUGATUCK VY FINL CORP MD         Common    63906P107    3,230      485,760    SH         DEFINED        1   485,760
--------------------------------------------------------------------------------------------------------------------------------
NEWPORT BANCORP INC               Common    651754103      247       15,000    SH         DEFINED             15,000
--------------------------------------------------------------------------------------------------------------------------------
NORTHEAST BANCORP                 Common    663904209    1,318      250,000    SH         DEFINED        1   250,000
--------------------------------------------------------------------------------------------------------------------------------
NORTHEAST CMNTY BANCORP INC       Common    664112109      841      159,495    SH         DEFINED            159,495
--------------------------------------------------------------------------------------------------------------------------------
NORTHEAST CMNTY BANCORP INC       Common    664112109    5,704    1,082,300    SH         DEFINED        1 1,082,300
--------------------------------------------------------------------------------------------------------------------------------
OBA FINL SVCS INC                 Common    67424G101      176       10,000    SH         DEFINED             10,000
--------------------------------------------------------------------------------------------------------------------------------
OCONEE FED FINL CORP              Common    675607105    1,888      129,940    SH         DEFINED            129,940
--------------------------------------------------------------------------------------------------------------------------------
OLD POINT FINANCIAL CORP          Common    680194107      226       20,423    SH         DEFINED        1    20,423
--------------------------------------------------------------------------------------------------------------------------------
ONEIDA FINL CORP MD               Common    682479100      266       25,000    SH         DEFINED             25,000
--------------------------------------------------------------------------------------------------------------------------------
PATHFINDER BANCORP INC            Common    70320A103      522       50,663    SH         DEFINED             50,663
--------------------------------------------------------------------------------------------------------------------------------
POAGE BANKSHARES INC              Common    730206109      191       15,000    SH         DEFINED             15,000
--------------------------------------------------------------------------------------------------------------------------------
POAGE BANKSHARES INC              Common    730206109    3,946      309,471    SH         DEFINED        1   309,471
--------------------------------------------------------------------------------------------------------------------------------
POLONIA BANCORP INC MD            Common    73158Q109    1,208      150,000    SH         DEFINED            150,000
--------------------------------------------------------------------------------------------------------------------------------
POLONIA BANCORP INC MD            Common    73158Q109    1,299      161,379    SH         DEFINED        1   161,379
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL FINL GROUP INC          Common    74251V102       16          547    SH         DEFINED                547
--------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL HLDGS INC          Common    743868101      158        9,000    SH         DEFINED              9,000
--------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL HLDGS INC          Common    743868101   13,680      781,706    SH         DEFINED        1   781,706
--------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL BANCORP INC PA         Common    744319104      756      106,891    SH         DEFINED            106,891
--------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL BANCORP INC PA         Common    744319104    1,321      186,831    SH         DEFINED        1   186,831
--------------------------------------------------------------------------------------------------------------------------------
PSB HLDGS INC                     Common    69360W108      249       51,786    SH         DEFINED             51,786
--------------------------------------------------------------------------------------------------------------------------------
SIMPLICITY BANCORP                Common    828867101    1,479       98,908    SH         DEFINED             98,908
--------------------------------------------------------------------------------------------------------------------------------
SOUND FINL BANCORP INC            Common    83607A100    1,592      153,083    SH         DEFINED            153,083
--------------------------------------------------------------------------------------------------------------------------------
SOUND FINL BANCORP INC            Common    83607A100    1,040      100,000    SH         DEFINED        1   100,000
--------------------------------------------------------------------------------------------------------------------------------
 SP BANCORP INC                   Common    78468K106      124        8,000    SH         DEFINED              8,000
--------------------------------------------------------------------------------------------------------------------------------
 SP BANCORP INC                   Common    78468K106      620       40,000    SH         DEFINED             40,000
--------------------------------------------------------------------------------------------------------------------------------
 SP BANCORP INC                   Common    78468K106    1,765      113,890    SH         DEFINED        1   113,890
--------------------------------------------------------------------------------------------------------------------------------
STANDARD FINL CORP MD             Common    853393106      134        7,700    SH         DEFINED              7,700
--------------------------------------------------------------------------------------------------------------------------------
STANDARD FINL CORP MD             Common    853393106    1,481       85,000    SH         DEFINED             85,000
--------------------------------------------------------------------------------------------------------------------------------
STANDARD FINL CORP MD             Common    853393106    3,073      176,397    SH         DEFINED        1   176,397
--------------------------------------------------------------------------------------------------------------------------------
TECHE HLDG CO                     Common    878330109       86        2,276    SH         DEFINED        1     2,276
--------------------------------------------------------------------------------------------------------------------------------
TF FINL CORP                      Common    872391107       88        3,675    SH         DEFINED              3,675
--------------------------------------------------------------------------------------------------------------------------------
TF FINL CORP                      Common    872391107    3,425      143,719    SH         DEFINED        1   143,719
--------------------------------------------------------------------------------------------------------------------------------
TFS FINL CORP                     Common    87240R107      435       45,200    SH         DEFINED             45,200
--------------------------------------------------------------------------------------------------------------------------------
UNITED CMNTY BANCORP              Common    90984H103      674      111,422    SH         DEFINED            111,422
--------------------------------------------------------------------------------------------------------------------------------
UNITED INS HLDGS CO               Common    910710102      120       20,000    SH         DEFINED             20,000
--------------------------------------------------------------------------------------------------------------------------------
UNITED INS HLDGS CO               Common    910710102    3,202      532,821    SH         DEFINED        1   532,821
--------------------------------------------------------------------------------------------------------------------------------
WATERSTONE FINL INC               Common    941888109      770       98,742    SH         DEFINED             98,742
--------------------------------------------------------------------------------------------------------------------------------
WAYNE SVGS BANCSHARES INC NE      Common    94624Q101       93       10,000    SH         DEFINED             10,000
--------------------------------------------------------------------------------------------------------------------------------
WAYNE SVGS BANCSHARES INC NE      Common    94624Q101      245       26,416    SH         DEFINED             26,416
--------------------------------------------------------------------------------------------------------------------------------
WAYNE SVGS BANCSHARES INC NE      Common    94624Q101    2,314      249,894    SH         DEFINED        1   249,894
--------------------------------------------------------------------------------------------------------------------------------
WELLESLEY BANCORP INC             Common    949485106    1,151       75,000    SH         DEFINED             75,000
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WOLVERINE BANCORP INC             Common    977880103      102        6,000    SH         DEFINED              6,000
--------------------------------------------------------------------------------------------------------------------------------
WOLVERINE BANCORP INC             Common    977880103    1,107       65,000    SH         DEFINED             65,000
--------------------------------------------------------------------------------------------------------------------------------
WOLVERINE BANCORP INC             Common    977880103    2,605      152,945    SH         DEFINED        1   152,945
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